SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
22. SUBSEQUENT EVENTS
(a)    On January 4, 2021, the Trust redeemed in full the outstanding $250.0 million aggregate principal amount of the 2021 Debentures for a total redemption price of $254.0 million. In conjunction with the redemption, the 2021 Cross Currency Interest Rate Swap was terminated on January 4, 2021 and the related mark to market liability of $17.7 million was settled.
(b)    On January 28, 2021, the Trust disposed of one property located in Redditch, United Kingdom for gross proceeds of $10.6 million (£6.0 million).
(
c
)    Subsequent to December 31, 2020, the Trust declared monthly distributions for January and February 2021 of $15.4 million each (note 11).